Postretirement Plan	12 Months Ended
Dec. 31, 2013
Postretirement Plan [Abstract]
Postretirement Plan

15. Postretirement Plan

The Company has a 401(k) plan covering substantially all employees.  The Company makes matching contributions of 50% of employees’ salary deferral amounts on the first 6% of employees’ compensation.  Contributions to the plan during the years ended December 31, 2013 and 2012 were $0.1 million and $0.1 million, respectively.